SUBSEQUENT EVENTS (Details) (Subsequent event, USD $)	0 Months Ended		0 Months Ended
	Feb. 28, 2014 Institutional Investors	Feb. 28, 2014 Ordinary shares	Feb. 28, 2014 Ordinary shares Institutional Investors	Feb. 28, 2014 ADS Institutional Investors	Feb. 19, 2014 Metasequoia NetCloud	Feb. 19, 2014 Metasequoia NetCloud Series A Preferred Shares Minimum
SUBSEQUENT EVENTS
Amount of convertible loan receivable					$ 500,000
Rate added to the US prime rate (as a percent)					2.00%
Description of variable interest rate basis					US Prime rate
Term of loan					24 months
Amount of convertible portion of loan receivable						2,500,000
Value of shares issued	$ 55,000,000
Number of shares issued			53,855,569	3,365,973
Purchase price (in dollars per share)			$ 1.02125	$ 16.34
Number of shares agreed to be repurchased		28,960,922